Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
TDS Common and Series A Common Share dividends (in dollars per share)	$ 0.68	$ 0.66	$ 0.64